Document and Entity Information	Nov. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	CSG SYSTEMS INTERNATIONAL, INC.
Entity Central Index Key	0001005757
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	CSGS
Security Exchange Name	NASDAQ
Entity File Number	0-27512
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0783182
Entity Address, Address Line One	6175 S. Willow Drive
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	303
Local Phone Number	200-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false